AST LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 98.4%
Common Stocks — 93.4%
Aerospace & Defense — 1.6%
Axon Enterprise, Inc.*	6,541	$3,440,239
Boeing Co. (The)*	118,405	20,193,973
General Electric Co.	111,965	22,409,795
Howmet Aerospace, Inc.	176,531	22,901,366
RTX Corp.	100,217	13,274,744
TransDigm Group, Inc.(a)	23,338	32,283,222
		114,503,339
Automobiles — 2.0%
Tesla, Inc.*	529,744	137,288,455
Banks — 0.1%
Bank of America Corp.	220,517	9,202,174
Beverages — 0.6%
Coca-Cola Co. (The)	122,981	8,807,899
Monster Beverage Corp.*	253,027	14,807,140
PepsiCo, Inc.	131,461	19,711,263
		43,326,302
Biotechnology — 1.2%
AbbVie, Inc.	169,207	35,452,251
Argenx SE (Netherlands), ADR*	11,899	7,042,602
Legend Biotech Corp., ADR*(a)	61,289	2,079,536
Natera, Inc.*	39,788	5,626,421
Neurocrine Biosciences, Inc.*	45,332	5,013,719
Regeneron Pharmaceuticals, Inc.	19,581	12,418,857
Vertex Pharmaceuticals, Inc.*	30,445	14,760,345
		82,393,731
Broadline Retail — 7.2%
Amazon.com, Inc.*	2,527,694	480,919,060
Coupang, Inc. (South Korea)*	362,577	7,951,314
MercadoLibre, Inc. (Brazil)*	7,513	14,656,886
		503,527,260
Building Products — 0.6%
Trane Technologies PLC	125,111	42,152,398
Capital Markets — 1.7%
Charles Schwab Corp. (The)	254,385	19,913,258
Goldman Sachs Group, Inc. (The)	32,199	17,589,992
KKR & Co., Inc.	137,457	15,891,404
LPL Financial Holdings, Inc.	7,650	2,502,621
Moody’s Corp.	13,622	6,343,629
Nasdaq, Inc.	197,800	15,005,108
S&P Global, Inc.	68,365	34,736,256
Tradeweb Markets, Inc. (Class A Stock)	36,322	5,392,364
		117,374,632
Chemicals — 0.6%
Linde PLC	24,039	11,193,520
Sherwin-Williams Co. (The)	91,010	31,779,782
		42,973,302
Commercial Services & Supplies — 0.4%
Copart, Inc.*	285,700	16,167,763
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Waste Connections, Inc.	74,200	$14,483,098
		30,650,861
Communications Equipment — 0.8%
Arista Networks, Inc.*	354,129	27,437,915
Motorola Solutions, Inc.	67,950	29,749,189
		57,187,104
Construction & Engineering — 0.1%
Quanta Services, Inc.	29,083	7,392,317
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	15,581	7,449,744
Consumer Finance — 0.2%
American Express Co.	59,831	16,097,531
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	53,383	50,488,574
Target Corp.	95,292	9,944,673
US Foods Holding Corp.*	189,326	12,393,280
Walmart, Inc.	176,411	15,487,121
		88,313,648
Electric Utilities — 0.2%
Constellation Energy Corp.	25,306	5,102,449
NextEra Energy, Inc.	111,909	7,933,229
		13,035,678
Electrical Equipment — 0.4%
Eaton Corp. PLC	98,987	26,907,636
Vertiv Holdings Co. (Class A Stock)	28,859	2,083,620
		28,991,256
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)(a)	500,975	32,858,950
Energy Equipment & Services — 0.3%
Baker Hughes Co.	283,948	12,479,515
Schlumberger NV	124,724	5,213,463
		17,692,978
Entertainment — 3.1%
Live Nation Entertainment, Inc.*(a)	90,800	11,856,664
Netflix, Inc.*	143,847	134,141,643
Spotify Technology SA*	76,349	41,994,240
Walt Disney Co. (The)	310,248	30,621,478
		218,614,025
Financial Services — 6.1%
Affirm Holdings, Inc.*	42,600	1,925,094
Block, Inc.*	198,900	10,806,237
Fiserv, Inc.*(a)	111,295	24,577,275
Mastercard, Inc. (Class A Stock)	368,122	201,775,031
PayPal Holdings, Inc.*	255,364	16,662,501
Visa, Inc. (Class A Stock)	483,433	169,423,929
		425,170,067
Food Products — 0.1%
McCormick & Co., Inc.	103,700	8,535,547
A1

AST LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Ground Transportation — 1.3%
Canadian Pacific Kansas City Ltd. (Canada)	243,400	$17,089,114
CSX Corp.	164,569	4,843,266
Uber Technologies, Inc.*	738,161	53,782,410
Union Pacific Corp.	65,336	15,434,977
		91,149,767
Health Care Equipment & Supplies — 2.6%
Becton, Dickinson & Co.	15,470	3,543,558
Boston Scientific Corp.*	287,808	29,034,071
Dexcom, Inc.*	81,597	5,572,259
Edwards Lifesciences Corp.*	83,611	6,060,125
IDEXX Laboratories, Inc.*	17,300	7,265,135
Intuitive Surgical, Inc.*	163,973	81,210,908
Sonova Holding AG (Switzerland), ADR	104,410	6,086,581
Stryker Corp.	116,830	43,489,968
		182,262,605
Health Care Providers & Services — 1.3%
Cigna Group (The)	65,646	21,597,534
UnitedHealth Group, Inc.	131,819	69,040,201
		90,637,735
Health Care REITs — 0.2%
Ventas, Inc.	176,405	12,129,608
Hotels, Restaurants & Leisure — 3.1%
Airbnb, Inc. (Class A Stock)*	156,360	18,678,766
Booking Holdings, Inc.	3,147	14,497,946
Cava Group, Inc.*	33,519	2,896,377
Chipotle Mexican Grill, Inc.*	854,988	42,928,948
DoorDash, Inc. (Class A Stock)*	216,142	39,504,273
DraftKings, Inc. (Class A Stock)*	339,100	11,261,511
Hilton Worldwide Holdings, Inc.	182,057	41,427,070
McDonald’s Corp.	36,787	11,491,155
Starbucks Corp.	326,389	32,015,497
		214,701,543
Independent Power & Renewable Electricity Producers — 0.1%
Vistra Corp.	30,172	3,543,400
Insurance — 1.0%
Arthur J. Gallagher & Co.	41,497	14,326,424
Marsh & McLennan Cos., Inc.	66,101	16,130,627
Progressive Corp. (The)	151,500	42,876,015
		73,333,066
Interactive Media & Services — 9.8%
Alphabet, Inc. (Class A Stock)	1,498,795	231,773,659
Alphabet, Inc. (Class C Stock)	415,946	64,983,244
Meta Platforms, Inc. (Class A Stock)	658,179	379,348,048
Pinterest, Inc. (Class A Stock)*	286,907	8,894,117
		684,999,068
IT Services — 0.7%
Accenture PLC (Ireland) (Class A Stock)	78,531	24,504,813
Shopify, Inc. (Canada) (Class A Stock)*	189,782	18,120,385
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Snowflake, Inc. (Class A Stock)*	36,335	$5,310,724
		47,935,922
Life Sciences Tools & Services — 0.7%
Danaher Corp.	27,347	5,606,135
ICON PLC*	20,951	3,666,215
Lonza Group AG (Switzerland)	24,073	14,871,574
Thermo Fisher Scientific, Inc.	45,621	22,701,010
		46,844,934
Machinery — 0.1%
Ingersoll Rand, Inc.	87,570	7,008,227
Media — 0.1%
Trade Desk, Inc. (The) (Class A Stock)*	79,596	4,355,493
Oil, Gas & Consumable Fuels — 0.1%
ConocoPhillips	69,995	7,350,875
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	120,713	5,263,087
Pharmaceuticals — 3.0%
Eli Lilly & Co.	191,021	157,766,154
Johnson & Johnson	84,304	13,980,976
Merck & Co., Inc.	114,409	10,269,352
Novo Nordisk A/S (Denmark), ADR(a)	226,273	15,712,397
Zoetis, Inc.	80,368	13,232,591
		210,961,470
Professional Services — 0.3%
Booz Allen Hamilton Holding Corp.	95,942	10,033,614
Equifax, Inc.	32,857	8,002,651
		18,036,265
Real Estate Management & Development — 0.3%
CBRE Group, Inc. (Class A Stock)*	140,700	18,400,746
CoStar Group, Inc.*(a)	65,400	5,181,642
		23,582,388
Semiconductors & Semiconductor Equipment — 13.5%
Advanced Micro Devices, Inc.*	197,927	20,335,020
Analog Devices, Inc.	101,247	20,418,482
ASML Holding NV (Netherlands)	42,469	28,141,233
Broadcom, Inc.	1,069,511	179,068,227
Entegris, Inc.	103,874	9,086,898
Lam Research Corp.	288,646	20,984,564
Marvell Technology, Inc.	138,854	8,549,241
NVIDIA Corp.	5,495,239	595,574,003
NXP Semiconductors NV (China)	45,980	8,738,959
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	225,768	37,477,488
Texas Instruments, Inc.	72,652	13,055,564
		941,429,679
Software — 16.1%
Adobe, Inc.*	47,806	18,335,035
AppLovin Corp. (Class A Stock)*	61,266	16,233,652
Aurora Innovation, Inc.*(a)	285,722	1,921,481
Cadence Design Systems, Inc.*	218,302	55,520,748

A2

AST LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Crowdstrike Holdings, Inc. (Class A Stock)*	35,359	$12,466,876
Datadog, Inc. (Class A Stock)*	37,661	3,736,348
Dynatrace, Inc.*	76,300	3,597,545
Fair Isaac Corp.*	14,531	26,797,489
HubSpot, Inc.*	33,059	18,886,276
Intuit, Inc.	123,688	75,943,195
Microsoft Corp.	1,577,375	592,130,801
Nutanix, Inc. (Class A Stock)*	150,241	10,488,324
Oracle Corp.	375,037	52,433,923
Palo Alto Networks, Inc.*(a)	121,199	20,681,398
Salesforce, Inc.	383,737	102,979,661
Samsara, Inc. (Class A Stock)*	55,400	2,123,482
ServiceNow, Inc.*	100,565	80,063,819
Synopsys, Inc.*(a)	32,912	14,114,311
Workday, Inc. (Class A Stock)*	68,357	15,963,410
		1,124,417,774
Specialized REITs — 0.5%
American Tower Corp.	82,600	17,973,760
Equinix, Inc.	22,541	18,378,804
		36,352,564
Specialty Retail — 0.9%
Industria de Diseno Textil SA (Spain)	74,973	3,733,047
Lowe’s Cos., Inc.	147,825	34,477,225
O’Reilly Automotive, Inc.*	7,132	10,217,160
TJX Cos., Inc. (The)	140,198	17,076,116
		65,503,548
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc.	2,370,704	526,604,479
Seagate Technology Holdings PLC	135,463	11,507,582
		538,112,061
Textiles, Apparel & Luxury Goods — 0.2%
adidas AG (Germany)	28,546	6,732,874
Lululemon Athletica, Inc.*	13,056	3,695,632
NIKE, Inc. (Class B Stock)	68,986	4,379,231
		14,807,737
Tobacco — 0.2%
Altria Group, Inc.(a)	260,097	15,611,022
Trading Companies & Distributors — 0.3%
W.W. Grainger, Inc.	18,067	17,847,125

Total Common Stocks (cost $5,077,609,488)		6,522,908,262
Unaffiliated Exchange-Traded Funds — 5.0%
Invesco QQQ Trust, Series 1(a)	186,200	87,312,904
SPDR Portfolio S&P 500 Growth ETF	1,201,662	96,577,575
Technology Select Sector SPDR Fund(a)	229,240	47,333,475
	Shares	Value

Unaffiliated Exchange-Traded Funds (continued)
Vanguard Russell 1000 Growth ETF	1,287,931	$119,507,117

Total Unaffiliated Exchange-Traded Funds (cost $355,941,577)		350,731,071

Total Long-Term Investments (cost $5,433,551,065)		6,873,639,333
Short-Term Investments — 4.8%
Affiliated Mutual Funds — 4.6%
PGIM Core Government Money Market Fund (7-day effective yield 4.488%)(wb)	66,096,445	66,096,445
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $252,526,453; includes $251,924,534 of cash collateral for securities on loan)(b)(wb)	252,682,637	252,531,027

Total Affiliated Mutual Funds (cost $318,622,898)		318,627,472
Unaffiliated Fund — 0.2%
Fidelity Investments Money Market Funds - Treasury Only Portfolio (7-day effective yield 4.150%) (Institutional Shares)	16,338,342	16,338,342
(cost $16,338,342)

Total Short-Term Investments (cost $334,961,240)		334,965,814

TOTAL INVESTMENTS—103.2% (cost $5,768,512,305)		7,208,605,147

Liabilities in excess of other assets(z) — (3.2)%		(220,480,810)

Net Assets — 100.0%		$6,988,124,337

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $247,033,137; cash collateral of $251,924,534 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

A3

AST LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
47	S&P 500 E-Mini Index	Jun. 2025	$13,285,138	$(21,765)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4